Earnings (Loss) per Common Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Numerator
Net income attributable to Tsakos Energy Navigation Limited	$ 60,641	$ 46,225	$ 237,196	$ 51,743
Preferred share dividends Series D	(1,924)	(1,924)	(3,848)	(3,846)
Preferred share dividends Series E	(2,743)	(2,743)	(5,486)	(5,488)
Preferred share dividends Series F	(4,006)	(4,006)	(8,012)	(8,012)
Preferred share dividends, Convertible Series G	0	(31)	0	(31)
Undistributed income to Series G participants	0	(370)	0	(353)
Deemed dividend on redeemable Series D preferred shares	(3,256)	0	(3,256)	0
Net income attributable to common stockholders of Tsakos Energy Navigation Limited	48,712	37,151	216,594	34,013
Preferred share dividends, Convertible Series G	0	31	0	31
Undistributed income to Series G participants	0	370	0	353
Net income attributable to common stockholders of Tsakos Energy Navigation Limited, for dilution purposes	$ 48,712	$ 37,552	$ 216,594	$ 34,397
Denominator
Weighted average number of shares, basic	29,505,603	28,398,404	29,505,603	26,992,886
Weighted average number of shares, diluted	29,505,603	28,704,595	29,505,603	27,299,077
Earnings per share, basic attributable to Tsakos Energy Navigation Limited	$ 1.65	$ 1.31	$ 7.34	$ 1.26
Earnings per share, diluted attributable to Tsakos Energy Navigation Limited	$ 1.65	$ 1.31	$ 7.34	$ 1.26